LONG-TERM DEBT RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt Related Parties
Long-term debt related parties interest expense	$ 158,537	$ 107,869	$ 228,748	$ 170,688